Leases - Summary of Impairment Charges for Lease Right-of-use Assets Explanatory (Details) - Right-of-use assets - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Impairment charges for lease right-of-use assets	€ 25	€ 74
Cost of revenue
Disclosure of attribution of expenses by nature to their function [line items]
Impairment charges for lease right-of-use assets	6	4
Research and development
Disclosure of attribution of expenses by nature to their function [line items]
Impairment charges for lease right-of-use assets	7	46
Sales and marketing
Disclosure of attribution of expenses by nature to their function [line items]
Impairment charges for lease right-of-use assets	8	13
General and administrative
Disclosure of attribution of expenses by nature to their function [line items]
Impairment charges for lease right-of-use assets	€ 4	€ 11